Taxes on Income (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2019
Taxes on Income (Textual)
Israeli corporate tax rate	23.00%	24.00%
Carry-forwards losses			$ 42,426
Enlivex R&D [Member]
Taxes on Income (Textual)
Carry-forwards losses			20,343
Parent [Member]
Taxes on Income (Textual)
Carry-forwards losses			$ 282